OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	$ 83,390	$ 546,411
Argentine peso [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	460	94
Brazilian real
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	8,475	417,477
Chilean peso [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	4,056	26,073
Colombian peso [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	500	522
Euro [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	3,236	1,525
U.S.A dollar [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	63,922	97,988
Other currencies [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	$ 2,741	$ 2,732